FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unamortized debt issuance costs	$ 15,233	$ 17,874
Total debt, gross	1,144,635	1,251,253
Level 2 | Term Loan A and Term Loan B | Carrying value, net of unamortized debt issuance costs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	799,220	806,326
Unamortized debt issuance costs	14,980	17,549
Total debt, gross	814,200	823,875
Level 2 | Term Loan A and Term Loan B | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 810,129	$ 795,039